Composition of share capital in number of shares (Details) - shares		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subtotal - Securities purchased under agreements to resell		10,658,488,028	9,719,079,572
Total outstanding shares		(10,642,170,228)	(9,689,534,572)	(8,835,526,885)
Total outstanding shares		10,642,170,228	9,689,534,572	8,835,526,885
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Subtotal - Securities purchased under agreements to resell		5,338,393,881	4,870,579,247
Total outstanding shares		(5,330,304,681)	(4,853,085,347)	(4,427,799,316)
Total outstanding shares		5,330,304,681	4,853,085,347	4,427,799,316
Preference shares [member]
IfrsStatementLineItems [Line Items]
Subtotal - Securities purchased under agreements to resell		5,320,094,147	4,848,500,325
Total outstanding shares		(5,311,865,547)	(4,836,449,225)	(4,407,727,569)
Total outstanding shares		5,311,865,547	4,836,449,225	4,407,727,569
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Total outstanding shares	[1]	(8,089,200)	(17,493,900)
Total outstanding shares	[1]	8,089,200	17,493,900
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total outstanding shares	[1]	(8,228,600)	(12,051,100)
Total outstanding shares	[1]	8,228,600	12,051,100

[1]	In December 2022, shares held in treasury issued by the Company were repurchased (item d).